Franklin Templeton Investments
                              One Franklin Parkway
                           San Mateo, California 94404




                                                                     May 5, 2008


VIA EDGAR TRANSMISSION (CIK #0000837274)

Filing Desk
U.S. Securities and Exchange Commission 100 F Street, N.E.
Washington, DC 20549


RE: Franklin Templeton Variable Insurance Products Trust (the "Trust") File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that each form of Prospectus and Statement of Additional Information for the Franklin Templeton Variable Insurance Products Trust, that would have been filed under Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A (the "Post-Effective Amendment"), which was filed electronically with the Securities and Exchange Commission on April 28, 2008.

Sincerely,

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


/s/ Karen L. Skidmore
Karen L. Skidmore
Vice President and Secretary